INFORMATION BY BUSINESS SEGMENT (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Operating Segment
Net operating revenue	R$ 37,158,908	R$ 34,074,233	R$ 34,626,834
Operating expenses	(26,129,636)	(29,275,307)	(29,702,291)
Depreciation and amortization	(3,621,342)	(2,690,269)	(1,443,285)
Other expenses	(674,774)	(1,593,394)	(1,487,330)
Regulatory remeasurements - Transmission Contracts	(12,144)	365,178
Income before financial result	11,017,128	5,164,104	9,783,287
Financial Result	(12,002,121)	(4,373,595)	(1,441,954)
Other income and expenses	651,280	186,924	1,210,754
Net income from continuing operations	4,726,875	2,651,597	5,798,863
Profit (loss) from discontinued operations	(332,014)	986,785	(85,230)
NET PROFIT FOR THE YEAR	4,394,861	3,638,382	5,713,633
Operating Segments [Member]
Operating Segment
Net operating revenue	37,158,908	34,074,233	34,626,834
Third parties	37,158,908	34,074,233	34,626,834
Operating expenses	(26,129,636)	(29,275,307)	(29,702,291)
Depreciation and amortization	(3,621,342)	(2,690,268)	(1,443,285)
Other expenses	(22,508,294)	(26,585,039)	(28,259,006)
Regulatory remeasurements - Transmission Contracts	(12,144)	365,178	4,858,744
Income before financial result	11,017,128	5,164,104	9,783,287
Financial Result	(12,002,121)	(4,373,595)	(1,441,954)
Income from equity interest	2,062,090	2,369,777	1,507,418
Other income and expenses	651,280	186,924	1,210,754
Current and deferred income tax and social contribution	2,998,498	(695,613)	(5,260,642)
Net income from continuing operations	4,726,875	2,651,597	5,798,863
Profit (loss) from discontinued operations	(332,014)	986,785	(85,230)
NET PROFIT FOR THE YEAR	4,394,861	3,638,382	5,713,633
Eliminations
Operating Segment
Net operating revenue	(575,837)	(559,147)	(448,425)
Intersegments	(575,837)	(559,147)	(448,425)
Operating expenses	575,837	559,147	448,425
Other expenses	575,837	559,147	448,425
Administration | Operating Segments [Member]
Operating Segment
Net operating revenue	110,270	379,988	1,366,364
Intersegments			18,989
Third parties	110,270	379,988	1,347,375
Operating expenses	(920,109)	(4,660,501)	(14,437,255)
Depreciation and amortization	(37,213)	(11,197)	(11,860)
Other expenses	(882,896)	(4,649,304)	(14,425,395)
Income before financial result	(809,839)	(4,280,513)	(13,070,891)
Generation | Operating Segments [Member]
Operating Segment
Net operating revenue	22,397,652	20,252,000	17,994,908
Intersegments	264,091	244,761	222,010
Third parties	22,133,561	20,007,239	17,772,898
Operating expenses	(17,809,931)	(14,730,658)	(9,578,850)
Depreciation and amortization	(3,476,566)	(2,353,916)	(1,337,709)
Other expenses	(14,333,365)	(12,376,742)	(8,241,141)
Income before financial result	4,095,939	5,521,342	8,416,058
Transmission | Operating Segments [Member]
Operating Segment
Net operating revenue	15,226,823	14,001,392	15,713,987
Intersegments	311,746	314,386	207,426
Third parties	14,915,077	13,687,006	15,506,561
Operating expenses	(7,975,433)	(10,443,295)	(6,134,611)
Depreciation and amortization	(107,563)	(325,155)	(93,716)
Other expenses	(7,867,870)	(10,118,140)	(6,040,895)
Regulatory remeasurements - Transmission Contracts	(12,144)	365,178	4,858,744
Income before financial result	R$ 7,239,246	R$ 3,923,275	R$ 14,438,120